Law Department	Richard J. Ertel
800 Nicollet Mall, BC-MN-H04N	Chief Counsel
Minneapolis, MN 55402	Direct Line: (612) 303-7987
Email: richard.ertel@usbank.com

December 21, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	First American Funds, Inc. (the “Registrant”) (File Nos. 002-74747 and 811-03313)

Ladies and Gentlemen:

On behalf of the Registrant, in connection with the creation of a new Class U share class, we are filing today by electronic submission via EDGAR pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), a copy of each of the following:

1.	Prospectus relating to Class U shares of Government Obligations Fund, a series of the Registrant (the “Series”); and

2.	Statement of Additional Information relating to Class U shares of the Series.

The Registrant requests selective review of this filing in accordance with the Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The disclosure in this filing is substantially similar to disclosure previously reviewed by the staff of SEC in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(a)(2) of the Securities Act on August 9, 2016 (SEC Accession Number: 0000897101-16-002752) (the “Prior Filing”). The Prior Filing contains substantially similar disclosure about the investment objective, investment strategies and risks, the share classes offered by the Series as well as information regarding purchases and redemptions of such shares. The Registrant responded to comments from the SEC staff with respect to the Prior Filing via correspondence filed on October 14, 2016. 1

This filing differs from the Prior Filing insofar as it contains disclosure concerning a new share class, Class U shares. Information concerning Class U shares is set forth in the fee table for the Series and in the sections of the statutory prospectus and Statement of Additional Information titled:

1 SEC Accession Number 0000897101-16-003084.

Statutory Prospectus

●	“Fund Management–Investment Advisor”

●	“Shareholder Information–Share Classes”

●	“Shareholder Information–Purchasing and Redeeming Fund Shares”

●	“Shareholder Information–Additional Information on Purchasing and Redeeming Fund Shares”

Statement of Additional Information

●	“General Information”

●	“Additional Payments to Financial Intermediaries–Distributor”

●	“Capital Stock”

●	“Net Asset Value and Public Offering Price”

●	“Additional Information about Purchasing and Redeeming Shares”

In addition to the disclosure related to the new Class U share class, we have also incorporated supplements that have been filed pursuant to Rule 497(e) since the date of the Prior Filing.

Please direct any questions you may have with respect to this filing to me at 612-303-7987.

Sincerely,

/s/ Richard J. Ertel

Richard J. Ertel
Secretary to the Registrant